Equity Investments Measured at Fair Value Through Other Comprehensive Income - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets measured at fair value through other comprehensive income [abstract]
Dividend received	¥ 17	¥ 25	¥ 22